Risk Management - Summary of Significant Unobservable Inputs Used in Fair Value Measurement of Liabilities (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rate, significant unobservable inputs, liabilities	(-) 0.63% ~ 3.88%	(-) 0.73% ~ 3.08%
Borrowings and debt securities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rate, significant unobservable inputs, liabilities	(-) 0.30% ~ 4.38%	(-) 0.53% ~ 4.38%
Finance lease
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rate, significant unobservable inputs, liabilities	0.00% ~ 16.83%	0.57% ~ 16.60%